Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.50%
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.80%)